Income Taxes - Deferred Tax Assets Not Recognized (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 2,230,166	$ 2,309,399
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	1,293,859	1,359,623
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	182,749	203,843
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	579,392	555,376
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	71,559	74,068
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	29,021	29,936
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	23,224	22,210
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	6,696	6,696
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	4,393	11,254
Capital lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	21,269	17,250
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 18,004	$ 29,143